Group information - Summary of Joint Ventures (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Aalok Solarfarms Limited
Disclosure of joint ventures [line items]
Name of companies	Aalok Solarfarms Limited
Investor entity	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in joint venture		75.00%
Abha Solarfarms Limited
Disclosure of joint ventures [line items]
Name of companies	Abha Solarfarms Limited
Investor entity	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in joint venture		75.00%
Heramba Renewables Limited
Disclosure of joint ventures [line items]
Name of companies	Heramba Renewables Limited
Investor entity	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in joint venture		75.00%
Shreyas Solarfarms Limited
Disclosure of joint ventures [line items]
Name of companies	Shreyas Solarfarms Limited
Investor entity	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in joint venture		75.00%